Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2016

Collection Period Start	1-Nov-16	Distribution Date	15-Dec-16
Collection Period End	30-Nov-16	30/360 Days	30
Beg. of Interest Period	15-Nov-16	Actual/360 Days	30
End of Interest Period	15-Dec-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	449,710,419.00	396,576,324.22	0.3521187
Total Securities		1,126,257,618.08	449,710,419.00	396,576,324.22	0.3521187
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	140,452,800.92	87,318,706.14	0.2949956
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	53,134,094.78	131,089.28	179.5070770	0.4428692
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	53,134,094.78	269,818.03

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,138,756.59
Monthly Interest				2,054,791.22
Total Monthly Payments				8,193,547.81

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				331,895.56
Aggregate Sales Proceeds Advance				26,610,396.08
Total Advances				26,942,291.64

Vehicle Disposition Proceeds:
Reallocation Payments				33,775,637.60
Repurchase Payments				1,921,826.47
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,206,462.46
Excess Wear and Tear and Excess Mileage				303,648.04
Remaining Payoffs				0.00
Net Insurance Proceeds				567,355.74
Residual Value Surplus				282,609.99
Total Collections				81,193,379.75

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,337,130.60			1,504
Involuntary Repossession	188,321.00			16
Voluntary Repossession	92,276.00			7
Full Termination	12,145,660.00			994
Bankruptcty	12,250.00			1
Insurance Payoff		563,775.13		32
Customer Payoff			409,640.57	25
Grounding Dealer Payoff			6,166,037.16	363
Dealer Purchase			1,118,019.57	64
Total	33,775,637.60	563,775.13	7,693,697.30	3,006

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,556	515,593,811.32	7.00000%	449,710,419.00
Total Depreciation Received		(7,344,969.76)		(5,911,178.44)
Principal Amount of Gross Losses	(55)	(1,007,429.53)		(901,396.55)
Repurchase / Reallocation	(142)	(2,160,999.72)		(1,921,826.47)
Early Terminations	(1,254)	(22,434,088.21)		(19,896,361.16)
Scheduled Terminations	(1,688)	(27,652,210.56)		(24,503,332.16)
Pool Balance - End of Period	22,417	454,994,113.54		396,576,324.22

Remaining Pool Balance
Lease Payment				56,819,149.64
Residual Value				339,757,174.58
Total				396,576,324.22

III. DISTRIBUTIONS

Total Collections					81,193,379.75
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					81,193,379.75

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					372,036.49
3. Reimbursement of Sales Proceeds Advance					24,246,570.93
4. Servicing Fee:
Servicing Fee Due					374,758.68
Servicing Fee Paid					374,758.68
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					24,993,366.10

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					131,089.28

Class A-3 Notes Monthly Interest Paid					131,089.28
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	269,818.03
Total Note and Certificate Monthly Interest Paid	269,818.03
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	55,930,195.62

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,134,094.78

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	53,134,094.78
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,796,100.84

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance*			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			2,796,100.84
Gross Reserve Account Balance			19,689,965.11
Remaining Available Collections Released to Seller			2,796,100.84
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.13
Monthly Prepayment Speed			86%
Lifetime Prepayment Speed			82%

		$	units
Recoveries of Defaulted and Casualty Receivables		923,839.52
Securitization Value of Defaulted Receivables and Casualty Receivables		901,396.55	55
Aggregate Defaulted and Casualty Gain (Loss)		22,442.97
Pool Balance at Beginning of Collection Period		449,710,419.00
Net Loss Ratio
Current Collection Period		0.0050%
Preceding Collection Period		-0.0151%
Second Preceding Collection Period		0.0725%
Third Preceding Collection Period		-0.0456%

Cumulative Net Losses for all Periods		0.3854%	4,340,280.32

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	1.02%	4,572,684.23	254
61-90 Days Delinquent	0.22%	976,084.23	58
91-120+ Days Delinquent	0.10%	457,218.73	24
More than 120 Days	0.01%	28,378.36	2
Total Delinquent Receivables:	1.34%	6,034,365.55	338

61+ Days Delinquencies as Percentage of Receivables		Amount	Number
Current Collection Period		0.33%	0.33%
Preceding Collection Period		0.31%	0.30%
Second Preceding Collection Period		0.27%	0.26%
Third Preceding Collection Period		0.31%	0.30%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		33,482,790.60	2,498
Securitization Value		38,250,167.73	2,498
Aggregate Residual Gain (Loss)		(4,767,377.13)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		219,533,271.89	15,192
Cumulative Securitization Value		243,752,486.90	15,192
Cumulative Residual Gain (Loss)		(24,219,215.01)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance**			41,430,416.12
Reimbursement of Outstanding Advance			24,246,570.93
Additional Advances for current period			26,610,396.08
Ending Balance of Residual Advance			43,794,241.27

Beginning Balance of Payment Advance			935,871.06
Reimbursement of Outstanding Payment Advance			372,036.49
Additional Payment Advances for current period			331,895.56
Ending Balance of Payment Advance			895,730.13

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of November 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO

* On November 29, 2016, the Servicer made a net Residual Advance directly to the Reserve Account in the amount of $3,816,850.96 (the “November Advance”).
Prior to the making of the November Advance, the Reserve Account Balance was $13,077,013.31. See the footnote below for additional information regarding the November Advance.

** In November 2016, the Servicer discovered that due to an inaccuracy in the Servicer’s reporting system, the residual values of vehicles for which the related lease had matured on its scheduled termination date were not being included in the Servicer’s calculation of required Residual Advances, and Residual Advances related to those vehicles were not made by the Servicer on the related Deposit Dates. Due to the resulting shortfall in collections, on the October and November
Payment Dates, funds were withdrawn and applied from the Reserve Account in an aggregate amount of $3,816,850.96. Upon discovery of the inaccuracy, the
Servicer made the November Advance to return the balance of the Reserve Account to the Required Reserve Account Amount. The Beginning Balance of Residual
Advances has been adjusted to reflect the correct amount of “Sales Proceeds Advances,” calculated in accordance with the transaction documents, after giving effect to the distributions and application of collections on the October and November Payment Date. The inaccuracy in the Servicer’s reporting system has since been corrected, and Residual Advances for the November Collection Period and subsequent Collection Periods will be calculated in accordance with the transaction documents.